HILLMAN VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK (90.64%)
Communication Services (16.63%)
Alphabet, Inc., Class A(a)	56,000	$6,703,200
AT&T, Inc.	283,000	4,513,850
Meta Platforms, Inc., Class A(a)	27,500	7,891,950
Verizon Communications, Inc.	153,000	5,690,070
Walt Disney Co.(a)	60,000	5,356,800
Warner Bros Discovery, Inc.(a)	501,206	6,285,123
Total Communication Services		36,440,993

Consumer Discretionary (6.09%)
Amazon.com, Inc.(a)	58,000	7,560,880
Nordstrom, Inc.	283,000	5,793,010
Total Consumer Discretionary		13,353,890

Consumer Staples (9.79%)
Anheuser-Busch InBev NV, Sponsored ADR	106,000	6,012,320
Conagra Brands, Inc.	142,000	4,788,240
Kellogg Co.	78,000	5,257,200
Kraft Heinz Co.	152,000	5,396,000
Total Consumer Staples		21,453,760

Financials (10.44%)
Bank of New York Mellon Corp.	107,000	4,763,640
T Rowe Price Group, Inc.	50,000	5,601,000
Wells Fargo & Co.	147,655	6,301,915
Western Union Co.	529,000	6,205,170
Total Financials		22,871,725

Health Care (13.06%)
Becton Dickinson & Co.	24,000	6,336,240
Biogen, Inc.(a)	18,261	5,201,646
CVS Health Corp.	65,000	4,493,450
GSK PLC, Sponsored ADR	172,865	6,160,909
Zimmer Biomet Holdings, Inc.	44,100	6,420,959
Total Health Care		28,613,204

Industrials (5.15%)
Boeing Co.(a)	25,200	5,321,232
Emerson Electric Co.	66,000	5,965,740
Total Industrials		11,286,972

Information Technology (21.56%)
Adobe, Inc.(a)	14,600	7,139,254
ASML Holding NV	8,488	6,151,678
Intel Corp.	167,605	5,604,711
Lam Research Corp.	12,600	8,100,037
Microsoft Corp.	23,346	7,950,247
Salesforce, Inc.(a)	25,815	5,453,677
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	67,729	6,835,211
Total Information Technology		47,234,815

Materials (7.92%)
Compass Minerals International, Inc.	180,000	6,120,000
DuPont de Nemours, Inc.	76,000	5,429,440
International Flavors & Fragrances, Inc.	73,000	5,810,070
Total Materials		17,359,510

TOTAL COMMON STOCK
(Cost $201,497,142)		198,614,869

LIMITED PARTNERSHIP (2.77%)
Energy (2.77%)
Enterprise Products Partners LP	230,000	6,060,500

TOTAL LIMITED PARTNERSHIP
(Cost $4,705,899)		6,060,500

REAL ESTATE INVESTMENT TRUST (2.64%)
Real Estate (2.64%)
Simon Property Group, Inc.	50,000	5,774,000

TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $5,329,820)		5,774,000

TOTAL INVESTMENTS (96.05%)
(Cost $211,532,861)		$210,449,369

OTHER ASSETS IN EXCESS OF LIABILITIES (3.95%)		8,665,838

NET ASSETS (100.00%)		$219,115,207

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

WRITTEN OPTION CONTRACTS (0.12%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Option Contracts - (0.12%)
US Bancorp
StoneX	07/21/23	$33.00	(930)	$163,503	$(3,072,720)	$(106,950)
StoneX	07/21/23	33.50	(930)	152,492	(3,072,720)	(134,850)
CVS Health Corp.
StoneX	07/21/23	67.50	(280)	56,462	(1,935,640)	(21,000)

TOTAL WRITTEN OPTION CONTRACTS				$372,457	$(8,081,080)	$(262,800)